Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2021 $ / $	Dec. 31, 2020 COP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2020 CLP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2020 CHF (SFr) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2020 ARS ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2020 EUR (€) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2020 USD ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2020 MXN ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 COP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 CLP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 CHF (SFr) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 ARS ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 EUR (€) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 USD ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 MXN ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 $ / $
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate | $ / $		19.9493	19.9493	19.9493	19.9493	19.9493	19.9493	19.9493	18.8838	18.8838	18.8838	18.8838	18.8838	18.8838	18.8838	19.6730
Assets | $								$ 271,246,332							$ 290,343,892
Liabilities | $								183,307,299							184,718,659
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate | $ / $	20.4692
Foreign currency risk | U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets							$ 1,154,453	23,030,529						$ 1,258,623	23,767,585
Risk exposure on liabilities							$ 5,161,009	$ 102,958,517						$ 5,257,954	$ 99,290,152
Foreign exchange rate | $ / $		19.9493	19.9493	19.9493	19.9493	19.9493	19.9493	19.9493	18.8838	18.8838	18.8838	18.8838	18.8838	18.8838	18.8838
Foreign currency risk | U.S. dollar | Long-term Debt Designated as Hedging Instrument of the Group's Investment in UHI
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on liabilities							$ 1,130,900	$ 22,559,983						$ 2,470,600	$ 46,653,315
Foreign currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets						€ 19,260		469,509					€ 51,398		1,089,612
Risk exposure on liabilities						€ 1,151		$ 28,058					€ 912		$ 19,334
Foreign exchange rate | $ / €		24.3774	24.3774	24.3774	24.3774	24.3774	24.3774	24.3774	21.1995	21.1995	21.1995	21.1995	21.1995	21.1995	21.1995
Foreign currency risk | Swiss francs
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets				SFr 438				$ 9,868			SFr 3,071				$ 59,990
Risk exposure on liabilities				SFr 659				$ 14,847			SFr 4,069				$ 79,486
Foreign exchange rate | $ / SFr		22.5299	22.5299	22.5299	22.5299	22.5299	22.5299	22.5299	19.5345	19.5345	19.5345	19.5345	19.5345	19.5345	19.5345
Foreign currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets			$ 327,357					$ 9,166		$ 110,984					$ 2,819
Risk exposure on liabilities			$ 632,679					$ 17,715		$ 689,094					$ 17,503
Foreign exchange rate | $ / $		0.0280	0.0280	0.0280	0.0280	0.0280	0.0280	0.0280	0.0254	0.0254	0.0254	0.0254	0.0254	0.0254	0.0254
Foreign currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets									$ 2,744,483						$ 15,918
Risk exposure on liabilities		$ 8,246,548						$ 47,005	$ 4,195,172						$ 24,332
Foreign exchange rate | $ / $		0.0057	0.0057	0.0057	0.0057	0.0057	0.0057	0.0057	0.0058	0.0058	0.0058	0.0058	0.0058	0.0058	0.0058
Foreign currency risk | Argentinean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets					$ 66,482			$ 15,763				$ 28,269			$ 8,916
Foreign exchange rate | $ / $		0.2371	0.2371	0.2371	0.2371	0.2371	0.2371	0.2371	0.3154	0.3154	0.3154	0.3154	0.3154	0.3154	0.3154
Foreign currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets | $															$ 5,832
Risk exposure on liabilities | $															$ 3,075
Assets | $								$ 7,713
Liabilities | $								$ 3,332